Stock Awards and Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Awards and Stock-Based Compensation
Expected dividend yield	0.00%	0.00%
Expected term	3 years	3 years
Minimum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock (in dollars per share)	$ 0.90	$ 5.70
Exercise Price (in dollars per share)	$ 12.00	$ 26.70
Risk free interest rate	3.51%	3.76%
Expected volatility	77.54%	79.08%
Maximum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock (in dollars per share)	$ 10.80	$ 25.05
Exercise Price (in dollars per share)	$ 24.60	$ 46.35
Risk free interest rate	4.71%	4.89%
Expected volatility	79.80%	96.45%